MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communications - 13.0%
Entertainment Content - 2.2%
Walt Disney Company (The) (a)	12,150	$ 2,170,597

Internet Media & Services - 10.8%
Alphabet, Inc. - Class A (a)	1,495	3,523,491
Alphabet, Inc. - Class C (a)	1,868	4,504,794
Facebook, Inc. - Class A (a)	7,790	2,560,807
		10,589,092
Consumer Discretionary - 18.8%
E-Commerce Discretionary - 4.8%
Alibaba Group Holding Ltd. - ADR (a)	6,750	1,444,230
Amazon.com, Inc. (a)	1,000	3,223,070
		4,667,300
Home Construction - 3.2%
Lennar Corporation - Class A	31,900	3,158,419

Retail - Discretionary - 10.8%
Lowe's Companies, Inc.	45,250	8,816,058
Williams-Sonoma, Inc.	10,730	1,819,164
		10,635,222
Consumer Staples - 0.9%
Food - 0.9%
Nestlé S.A. - ADR	6,970	861,980

Financials - 12.2%
Asset Management - 2.7%
BlackRock, Inc.	2,490	2,183,829
Blackstone Group, Inc. (The)	5,000	463,350
		2,647,179
Banking - 2.4%
Bank of America Corporation	56,000	2,373,840

Insurance - 7.1%
Berkshire Hathaway, Inc. - Class B (a)	24,150	6,989,976

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Health Care - 10.5%
Biotech & Pharma - 4.4%
Bristol-Myers Squibb Company	18,130	$ 1,191,504
Merck & Company, Inc.	17,500	1,328,075
Novartis AG - ADR	20,420	1,804,719
		4,324,298
Health Care Facilities & Services - 3.8%
CVS Health Corporation	44,000	3,803,360

Medical Equipment & Devices - 2.3%
Medtronic plc	17,850	2,259,632

Industrials - 9.9%
Diversified Industrials - 1.6%
3M Company	7,470	1,516,709

Electrical Equipment - 2.0%
Johnson Controls International plc	30,000	1,996,200

Industrial Support Services - 6.3%
United Rentals, Inc. (a)	18,625	6,220,005

Technology - 30.8%
Semiconductors - 8.1%
Applied Materials, Inc.	35,365	4,884,967
Broadcom, Inc.	6,575	3,105,570
		7,990,537
Software - 11.0%
Microsoft Corporation	43,300	10,811,144

Technology Hardware - 9.1%
Apple, Inc.	72,135	8,988,742

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Technology - 30.8% (Continued)
Technology Services - 2.6%
Visa, Inc. - Class A	11,000	$ 2,500,300

Total Common Stocks (Cost $30,945,011)		$ 94,504,532

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
iShares Core MSCI Pacific ETF	14,690	$ 996,863
SPDR® S&P® Biotech ETF	14,000	1,793,400
Total Exchange-Traded Funds (Cost $2,696,907)		$ 2,790,263

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.03% (b) (Cost $1,089,693)	1,089,693	$ 1,089,693

Investments at Value - 100.0% (Cost $34,731,611)		$ 98,384,488

Liabilities in Excess of Other Assets - (0.0%) (c)		(23,154)

Net Assets - 100.0%		$ 98,361,334

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
S.A.	- Societe Anonyme

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2021.
(c)	Percentage rounds to less than 0.1%.